Long-Term Borrowings (Schedule Of Secured Borrowings And Pledged Assets) (Details) (USD $)	Mar. 31, 2014		Dec. 31, 2013
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	$ 5,976,500,000	[1],[2]	$ 5,952,900,000	[1],[2]
Assets Pledged	10,110,400,000	[1],[2]	9,658,300,000	[1],[2]
Pledged assets held for sale	15,600,000,000
Loans [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Pledged assets held for sale	9,300,000,000
Operating Lease Assets [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Pledged assets held for sale	5,300,000,000
Cash [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Pledged assets held for sale	900,000,000
Investment Securities [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Pledged assets held for sale	100,000,000
Transportation And International Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	4,188,900,000	[1],[2]	3,880,600,000	[1],[2]
Assets Pledged	6,564,500,000	[1],[2]	6,037,900,000	[1],[2]
Transportation And International Finance [Member] | Rail [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	1,296,300,000	[1],[2],[3]	931,000,000	[1],[2],[3]
Assets Pledged	1,776,900,000	[1],[2],[3]	1,163,100,000	[1],[2],[3]
Transportation And International Finance [Member] | Aerospace [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	2,288,400,000	[1],[2],[3]	2,366,100,000	[1],[2],[3]
Assets Pledged	4,010,300,000	[1],[2],[3]	4,126,700,000	[1],[2],[3]
Transportation And International Finance [Member] | International Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	604,200,000	[1],[2],[3]	583,500,000	[1],[2],[3]
Assets Pledged	777,300,000	[1],[2],[3]	748,100,000	[1],[2],[3]
Transportation And International Finance [Member] | TRS [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	963,600,000
Assets Pledged	1,960,000,000
North American Commercial Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	1,606,800,000	[1],[2]	1,882,200,000	[1],[2]
Assets Pledged	3,336,700,000	[1],[2]	3,400,300,000	[1],[2]
North American Commercial Finance [Member] | Corporate Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	227,800,000	[1],[2]	320,200,000	[1],[2]
Assets Pledged	259,700,000	[1],[2]	447,400,000	[1],[2]
North American Commercial Finance [Member] | Commercial Services [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	334,700,000	[1],[2]	334,700,000	[1],[2]
Assets Pledged	1,748,900,000	[1],[2]	1,453,200,000	[1],[2]
North American Commercial Finance [Member] | Equipment Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	1,044,300,000	[1],[2]	1,227,300,000	[1],[2]
Assets Pledged	1,328,100,000	[1],[2]	1,499,700,000	[1],[2]
Non-Strategic Portfolios [Member] | Small Business Loans [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	180,800,000	[1],[2],[3]	190,100,000	[1],[2],[3]
Assets Pledged	209,200,000	[1],[2],[3]	220,100,000	[1],[2],[3]
Non-Strategic Portfolios [Member] | TRS [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	783,200,000
Assets Pledged	$ 879,800,000

[1]	As part of our liquidity management strategy, we pledge assets to secure financing transactions (which include securitizations), borrowings from the FHLB and FRB, and for other purposes as required or permitted by law.
[2]	At March 31, 2014 we had pledged assets of $15.6 billion (including collateral for the FRB discount window and assets of the discontinued operation, amounts of which are not in the table above), which included $9.3 billion of loans (including amounts held for sale), $5.3 billion of operating lease assets, $0.9 billion of cash and $0.1 billion of investment securities.
[3]	At March 31, 2014 the GSI TRS related borrowings and pledged assets, respectively, of $963.6 million and $1.96 billion were included in Transportation & International Finance. Not included in the table were $783.2 million and $879.8 million in discontinued operation borrowings and assets respectively. The GSI TRS is described in Note 6 - Derivative Financial Instruments.